Schedule of Investments(a)
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–62.41%
Aerospace & Defense–1.51%
RTX Corp.	896,201	$122,313,513
Textron, Inc.	795,174	58,866,731
		181,180,244
Air Freight & Logistics–0.73%
FedEx Corp.	403,667	88,039,773
Application Software–0.67%
Salesforce, Inc.	305,165	80,981,636
Asset Management & Custody Banks–0.84%
KKR & Co., Inc., Class A	836,031	101,544,325
Automobile Manufacturers–0.51%
General Motors Co.	1,237,177	61,376,351
Broadline Retail–1.67%
Amazon.com, Inc.(b)	978,087	200,517,616
Building Products–1.43%
Johnson Controls International PLC	1,702,040	172,535,795
Communications Equipment–0.86%
Cisco Systems, Inc.	1,632,672	102,923,643
Diversified Banks–5.34%
Bank of America Corp.	5,908,916	260,760,464
PNC Financial Services Group, Inc. (The)	612,946	106,536,144
Wells Fargo & Co.	3,678,438	275,073,594
		642,370,202
Electric Utilities–2.22%
American Electric Power Co., Inc.(c)	724,479	74,976,332
FirstEnergy Corp.	1,517,900	63,660,726
PPL Corp.	3,700,816	128,603,356
		267,240,414
Electrical Components & Equipment–1.65%
Emerson Electric Co.	1,001,392	119,546,177
Vertiv Holdings Co., Class A	734,613	79,286,781
		198,832,958
Electronic Components–0.65%
Coherent Corp.(b)	1,031,097	77,981,866
Electronic Equipment & Instruments–0.60%
Zebra Technologies Corp., Class A(b)	250,656	72,632,589
Fertilizers & Agricultural Chemicals–0.70%
Corteva, Inc.	1,188,634	84,155,287
Food Distributors–2.34%
Sysco Corp.	1,950,440	142,382,120
US Foods Holding Corp.(b)	1,760,625	139,300,650
		281,682,770
Shares		Value
Footwear–0.72%
NIKE, Inc., Class B	1,418,842	$85,967,637
Health Care Equipment–1.47%
GE HealthCare Technologies, Inc.	643,033	45,359,548
Medtronic PLC	1,585,049	131,527,366
		176,886,914
Health Care Services–0.94%
CVS Health Corp.	1,762,705	112,883,628
Household Products–0.86%
Procter & Gamble Co. (The)	606,731	103,077,530
Industrial Machinery & Supplies & Components–2.42%
Fortive Corp.	1,777,362	124,753,039
Parker-Hannifin Corp.	250,312	166,382,386
		291,135,425
Insurance Brokers–1.26%
Willis Towers Watson PLC	477,321	151,095,964
Integrated Oil & Gas–3.34%
Chevron Corp.	847,050	115,791,735
Exxon Mobil Corp.	1,135,974	116,210,140
Shell PLC (United Kingdom)	3,098,301	102,228,149
Suncor Energy, Inc. (Canada)(c)	1,890,952	67,227,419
		401,457,443
Interactive Media & Services–1.45%
Alphabet, Inc., Class A	592,520	101,759,385
Meta Platforms, Inc., Class A	111,350	72,098,011
		173,857,396
Investment Banking & Brokerage–2.08%
Charles Schwab Corp. (The)	1,744,054	154,069,730
Goldman Sachs Group, Inc. (The)	159,186	95,583,234
		249,652,964
IT Consulting & Other Services–0.68%
Cognizant Technology Solutions Corp., Class A	1,016,855	82,355,086
Managed Health Care–2.28%
Centene Corp.(b)	1,484,900	83,807,756
Elevance Health, Inc.	147,962	56,793,734
Humana, Inc.	218,541	50,948,463
UnitedHealth Group, Inc.(c)	273,210	82,484,831
		274,034,784
Movies & Entertainment–1.26%
Walt Disney Co. (The)	1,340,083	151,482,982
Multi-line Insurance–0.83%
American International Group, Inc.	1,179,137	99,802,156
Oil & Gas Exploration & Production–1.53%
ConocoPhillips	1,322,989	112,917,111
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
EQT Corp.	1,295,611	$71,427,035
		184,344,146
Pharmaceuticals–3.79%
Bristol-Myers Squibb Co.	1,632,872	78,835,060
Johnson & Johnson	1,002,328	155,571,329
Merck & Co., Inc.	779,453	59,893,169
Pfizer, Inc.	2,126,762	49,957,639
Sanofi S.A.	1,133,213	112,234,428
		456,491,625
Property & Casualty Insurance–0.56%
Allstate Corp. (The)	321,907	67,558,622
Rail Transportation–0.80%
Norfolk Southern Corp.(c)	388,224	95,937,915
Real Estate Services–0.97%
CBRE Group, Inc., Class A(b)	931,443	116,449,004
Regional Banks–1.02%
Citizens Financial Group, Inc.	3,047,833	122,980,062
Restaurants–0.77%
Starbucks Corp.	1,108,788	93,082,753
Semiconductor Materials & Equipment–0.65%
Lam Research Corp.	969,455	78,322,269
Semiconductors–2.77%
Microchip Technology, Inc.	2,741,766	159,132,099
NVIDIA Corp.	741,512	100,200,516
NXP Semiconductors N.V. (Netherlands)	389,347	74,415,892
		333,748,507
Specialty Chemicals–0.92%
DuPont de Nemours, Inc.	805,655	53,817,754
PPG Industries, Inc.	517,573	57,347,088
		111,164,842
Systems Software–2.45%
Microsoft Corp.	431,674	198,725,442
Oracle Corp.	579,213	95,877,128
		294,602,570
Tobacco–1.49%
Philip Morris International, Inc.	995,622	179,799,377
Trading Companies & Distributors–0.81%
Ferguson Enterprises, Inc.(c)	535,295	97,605,690
Transaction & Payment Processing Services–1.83%
Fidelity National Information Services, Inc.	1,395,464	111,092,889
Fiserv, Inc.(b)	667,190	108,611,860
		219,704,749
Wireless Telecommunication Services–0.74%
T-Mobile US, Inc.	367,456	88,997,843
Total Common Stocks & Other Equity Interests (Cost $5,367,303,249)		7,508,475,352
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–23.01%
Advertising–0.05%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	$5,604,984
Aerospace & Defense–0.43%
BAE Systems PLC (United Kingdom), 5.50%, 03/26/2054(c)(d)	3,130,000	3,010,831
Boeing Co. (The), 5.81%, 05/01/2050	16,525,000	15,485,216
Lockheed Martin Corp.,
3.55%, 01/15/2026	14,804,000	14,730,405
4.15%, 06/15/2053	5,231,000	4,045,912
5.20%, 02/15/2064	5,558,000	5,001,984
RTX Corp.,
4.45%, 11/16/2038(c)	3,239,000	2,923,984
6.40%, 03/15/2054	6,223,000	6,642,914
		51,841,246
Agricultural Products & Services–0.04%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,280,587
Air Freight & Logistics–0.02%
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	1,832,578
Alternative Carriers–0.25%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	16,590,000	15,947,967
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	16,603,000	14,620,602
		30,568,569
Apparel Retail–0.10%
Ross Stores, Inc., 0.88%, 04/15/2026(c)	12,151,000	11,778,670
Application Software–1.28%
BILL Holdings, Inc., Conv., 0.00%, 04/01/2030(d)(e)	35,218,000	29,459,857
Box, Inc., Conv., 1.50%, 09/15/2029(d)	25,001,000	26,813,573
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	51,429,000	51,351,856
Envestnet, Inc., Conv., 2.63%, 12/01/2027	23,029,000	24,670,968
Salesforce, Inc., 2.70%, 07/15/2041	10,414,000	7,286,510
Synopsys, Inc.,
4.55%, 04/01/2027	5,366,000	5,375,749
5.70%, 04/01/2055	4,316,000	4,123,235
Workday, Inc., 3.50%, 04/01/2027	5,033,000	4,947,085
		154,028,833
Asset Management & Custody Banks–0.26%
BlackRock, Inc., 4.75%, 05/25/2033	14,671,000	14,699,092
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	3,975,000	3,498,272
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)(d)	$3,217,000	$2,837,653
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(c)(d)	11,051,000	10,798,773
		31,833,790
Automobile Manufacturers–0.22%
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,459,825
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	5,448,000	4,815,694
Toyota Motor Credit Corp., 4.55%, 08/07/2026	17,507,000	17,548,789
		26,824,308
Biotechnology–0.94%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	6,880,525
4.05%, 11/21/2039	13,812,000	11,799,516
4.85%, 06/15/2044	5,815,000	5,223,992
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	35,337,000	43,783,985
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031(d)	21,548,432	22,275,262
Gilead Sciences, Inc., 3.65%, 03/01/2026	22,756,000	22,609,775
		112,573,055
Brewers–0.19%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	10,870,000	10,452,644
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	9,734,000	9,516,969
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	3,176,215
		23,145,828
Broadcasting–0.03%
Discovery Communications LLC, 4.90%, 03/11/2026	3,773,000	3,767,768
Broadline Retail–0.08%
Amazon.com, Inc., 2.88%, 05/12/2041	13,606,000	9,983,265
Cable & Satellite–1.14%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	51,123,000	48,362,358
1.13%, 03/15/2028	26,544,000	20,770,663
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	1,305,000	1,304,839
Comcast Corp.,
3.15%, 03/01/2026(c)	11,319,000	11,212,583
4.15%, 10/15/2028(c)	9,915,000	9,851,933
3.90%, 03/01/2038	8,010,000	6,784,916
2.89%, 11/01/2051	3,128,000	1,858,047
2.94%, 11/01/2056	4,539,000	2,598,124
Principal Amount		Value
Cable & Satellite–(continued)
Cox Communications, Inc., 2.95%, 10/01/2050(d)	$2,044,000	$1,130,379
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(f)	33,219,000	33,233,792
		137,107,634
Commercial & Residential Mortgage Finance–0.09%
Aviation Capital Group LLC,
4.88%, 10/01/2025(d)	7,745,000	7,744,329
4.75%, 04/14/2027(d)	3,325,000	3,313,698
		11,058,027
Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	4,882,668
Communications Equipment–0.12%
Cisco Systems, Inc.,
4.55%, 02/24/2028	10,529,000	10,651,410
5.30%, 02/26/2054(c)	3,481,000	3,296,926
		13,948,336
Computer & Electronics Retail–0.14%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	7,851,000	7,925,128
5.30%, 04/01/2032	8,585,000	8,626,075
8.35%, 07/15/2046	30,000	37,239
		16,588,442
Construction Machinery & Heavy Transportation Equipment– 0.12%
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	14,695,000	14,731,291
Consumer Finance–0.17%
American Express Co., 4.73%, 04/25/2029(c)(g)	5,132,000	5,161,686
Capital One Financial Corp., 6.18%, 01/30/2036(c)(g)	4,461,000	4,429,433
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,473,776
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,637,229
		20,702,124
Data Processing & Outsourced Services–0.33%
CSG Systems International, Inc., Conv., 3.88%, 09/15/2028	34,480,000	39,443,620
Distillers & Vintners–0.07%
Constellation Brands, Inc., 4.40%, 11/15/2025	8,991,000	8,974,529
Diversified Banks–0.92%
Bank of America Corp.,
3.25%, 10/21/2027(c)	5,705,000	5,566,944
2.57%, 10/20/2032(g)	8,683,000	7,531,521
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
3.67%, 07/24/2028(g)	$5,405,000	$5,285,544
4.95%, 05/07/2031(g)	14,241,000	14,235,208
6.68%, 09/13/2043(c)	8,000,000	8,491,929
5.30%, 05/06/2044	2,765,000	2,532,628
4.75%, 05/18/2046(c)	4,145,000	3,440,040
JPMorgan Chase & Co.,
3.20%, 06/15/2026	4,365,000	4,314,823
3.51%, 01/23/2029(g)	11,170,000	10,870,083
4.26%, 02/22/2048(c)(g)	5,355,000	4,387,254
3.90%, 01/23/2049(g)	11,170,000	8,569,276
PNC Financial Services Group, Inc. (The),
3.45%, 04/23/2029(c)	7,450,000	7,188,049
6.88%, 10/20/2034(g)	6,126,000	6,718,814
U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,203,070
Wells Fargo & Co.,
3.55%, 09/29/2025(c)	6,840,000	6,817,442
4.10%, 06/03/2026	4,515,000	4,493,133
4.65%, 11/04/2044	9,115,000	7,585,135
		111,230,893
Diversified Capital Markets–0.02%
Sixth Street Lending Partners, 6.13%, 07/15/2030(c)(d)	2,099,000	2,122,369
Diversified Financial Services–0.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	3,123,623
Diversified Metals & Mining–0.05%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028(c)	2,175,000	2,348,696
Rio Tinto Finance (USA) PLC (Australia), 5.75%, 03/14/2055	3,265,000	3,177,054
		5,525,750
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032(c)	10,561,000	8,950,660
Drug Retail–0.03%
CVS Pass-Through Trust, 6.04%, 12/10/2028	3,056,582	3,091,273
Electric Utilities–1.54%
Constellation Energy Generation LLC, 6.50%, 10/01/2053(c)	2,992,000	3,136,362
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	7,777,397
FirstEnergy Corp., Conv., 4.00%, 05/01/2026	54,373,000	55,474,053
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	2,644,201
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(c)	9,898,000	8,653,602
Principal Amount		Value
Electric Utilities–(continued)
NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025	$22,708,000	$22,768,272
3.55%, 05/01/2027	5,572,000	5,474,025
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	54,663,000	59,910,648
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	384,458
Southern Co. Gas Capital Corp., 3.88%, 11/15/2025	11,773,000	11,729,152
Xcel Energy, Inc., 3.50%, 12/01/2049	10,280,000	6,830,342
		184,782,512
Electrical Components & Equipment–0.05%
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(d)	4,036,000	4,042,002
Rockwell Automation, Inc., 1.75%, 08/15/2031(c)	2,729,000	2,316,722
		6,358,724
Financial Exchanges & Data–0.02%
Nasdaq, Inc., 5.95%, 08/15/2053(c)	2,575,000	2,558,469
Food Distributors–0.08%
Sysco Corp., 3.75%, 10/01/2025	9,593,000	9,562,869
Health Care Equipment–0.58%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	3,198,948
Boston Scientific Corp., 1.90%, 06/01/2025	21,840,000	21,840,000
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	42,831,000	42,242,074
Medtronic, Inc., 4.38%, 03/15/2035(c)	2,601,000	2,474,977
		69,755,999
Health Care Services–0.17%
Cigna Group (The), 4.80%, 08/15/2038	3,240,000	2,964,372
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	9,933,000	9,651,565
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(c)	7,660,000	7,700,534
		20,316,471
Health Care Supplies–0.58%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(c)	51,616,000	50,423,671
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	15,227,000	19,366,350
		69,790,021
Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 4.25%, 04/01/2052	4,741,000	3,600,814
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	$2,117,000	$1,877,344
Hotels, Resorts & Cruise Lines–0.53%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	65,983,000	63,442,061
Human Resource & Employment Services–0.05%
Paychex, Inc., 5.35%, 04/15/2032	5,542,000	5,626,619
Industrial Conglomerates–0.13%
Honeywell International, Inc., 4.50%, 01/15/2034	16,007,000	15,402,100
Industrial Machinery & Supplies & Components–0.27%
JBT Marel Corp., Conv., 0.25%, 05/15/2026	33,206,000	32,880,581
Integrated Oil & Gas–0.22%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	6,133,152
Chevron Corp., 2.95%, 05/16/2026	9,807,000	9,688,625
Exxon Mobil Corp., 3.04%, 03/01/2026	11,316,000	11,206,337
		27,028,114
Integrated Telecommunication Services–0.36%
AT&T, Inc.,
4.30%, 02/15/2030	3,526,000	3,489,977
3.55%, 09/15/2055	4,562,000	3,018,711
6.05%, 08/15/2056	5,570,000	5,585,245
3.80%, 12/01/2057	3,619,000	2,480,056
Orange S.A. (France), 9.00%, 03/01/2031	4,443,000	5,366,708
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047(c)	6,725,000	5,809,862
Verizon Communications, Inc.,
4.78%, 02/15/2035(c)	13,111,000	12,622,679
3.40%, 03/22/2041	5,788,000	4,377,766
		42,751,004
Interactive Home Entertainment–0.12%
Electronic Arts, Inc., 4.80%, 03/01/2026	11,186,000	11,185,214
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(c)	3,559,000	3,504,000
		14,689,214
Interactive Media & Services–0.38%
Alphabet, Inc., 5.25%, 05/15/2055	1,852,000	1,792,300
Meta Platforms, Inc., 5.60%, 05/15/2053(c)	14,968,000	14,650,643
Snap, Inc., Conv., 0.50%, 05/01/2030	34,614,000	29,023,839
		45,466,782
Internet Services & Infrastructure–0.26%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	31,379,000	31,661,411
Principal Amount		Value
Investment Banking & Brokerage–2.00%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	$5,807,000	$5,798,034
5.02%, 10/23/2035(g)	5,424,000	5,251,406
2.91%, 07/21/2042(g)	3,205,000	2,229,866
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	62,573,000	75,293,631
1.00%, 07/30/2029(d)	62,338,000	71,643,212
0.00%, 03/03/2032(e)	68,953,000	68,109,240
Morgan Stanley,
4.00%, 07/23/2025	6,870,000	6,862,106
4.99%, 04/12/2029(g)	5,107,000	5,155,960
		240,343,455
IT Consulting & Other Services–0.14%
International Business Machines Corp., 3.30%, 05/15/2026	17,069,000	16,888,313
Life & Health Insurance–0.62%
American National Group, Inc., 5.00%, 06/15/2027	8,671,000	8,671,487
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	11,641,940
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	20,728,000	20,224,851
GA Global Funding Trust, 5.50%, 01/08/2029(d)	12,448,000	12,711,670
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	3,828,938
Pacific Life Global Funding II, 5.50%, 08/28/2026(d)	13,319,000	13,499,174
Prudential Financial, Inc., 3.91%, 12/07/2047(c)	4,898,000	3,712,763
		74,290,823
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,558,926
Movies & Entertainment–0.35%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	20,617,000	26,193,898
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	3,773,000	3,734,879
WarnerMedia Holdings, Inc.,
5.05%, 03/15/2042	7,965,000	5,733,042
5.14%, 03/15/2052	9,886,000	6,412,371
		42,074,190
Multi-line Insurance–0.18%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	5,853,910
Metropolitan Life Insurance Co., 7.80%, 11/01/2025(d)	15,750,000	15,938,854
		21,792,764
Multi-Utilities–0.10%
NiSource, Inc.,
4.38%, 05/15/2047(c)	6,015,000	4,810,265
5.85%, 04/01/2055	2,512,000	2,429,177
Sempra, 3.80%, 02/01/2038	5,871,000	4,753,461
		11,992,903
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Oil & Gas Exploration & Production–0.28%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	$6,519,000	$5,421,861
ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,196,034
Diamondback Energy, Inc., 5.75%, 04/18/2054	5,160,000	4,629,155
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	21,570,000	21,737,167
		33,984,217
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052	5,068,000	3,498,539
Oil & Gas Storage & Transportation–0.66%
Energy Transfer L.P.,
5.20%, 04/01/2030(c)	3,688,000	3,725,115
6.40%, 12/01/2030	4,861,000	5,169,697
4.90%, 03/15/2035	3,640,000	3,408,313
5.30%, 04/01/2044	8,165,000	7,091,867
5.00%, 05/15/2050	7,684,000	6,217,815
Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	597,824
4.25%, 02/15/2048	7,354,000	5,779,978
Kinder Morgan, Inc.,
4.30%, 06/01/2025	9,053,000	9,053,000
5.15%, 06/01/2030(c)	2,826,000	2,853,486
5.30%, 12/01/2034	4,203,000	4,111,557
MPLX L.P.,
1.75%, 03/01/2026	8,580,000	8,388,381
4.50%, 04/15/2038	8,564,000	7,390,298
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,375,911
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,191,059
Williams Cos., Inc. (The), 5.40%, 03/02/2026	7,016,000	7,052,195
		79,406,496
Other Specialized REITs–0.14%
EPR Properties, 4.75%, 12/15/2026	17,525,000	17,432,599
Packaged Foods & Meats–0.14%
Mars, Inc.,
4.45%, 03/01/2027(c)(d)	5,169,000	5,176,266
5.20%, 03/01/2035(c)(d)	5,141,000	5,123,654
5.65%, 05/01/2045(d)	4,172,000	4,095,280
5.70%, 05/01/2055(d)	1,883,000	1,828,073
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	646,873
		16,870,146
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041(c)	2,855,000	2,817,679
Passenger Airlines–0.10%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,081,985	2,036,113
Principal Amount		Value
Passenger Airlines–(continued)
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(c)(d)	$2,146,000	$2,102,795
5.31%, 10/20/2031(d)	2,458,000	2,392,514
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	2,575,610	2,525,504
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,596,011	3,373,378
		12,430,304
Personal Care Products–0.05%
Kenvue, Inc., 5.05%, 03/22/2053(c)	7,142,000	6,525,297
Pharmaceuticals–1.02%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	9,800,000	9,614,988
Bayer US Finance LLC (Germany), 6.88%, 11/21/2053(c)(d)	4,531,000	4,587,800
Bristol-Myers Squibb Co.,
4.13%, 06/15/2039	6,435,000	5,585,861
6.25%, 11/15/2053(c)	8,079,000	8,421,478
Haleon US Capital LLC, 4.00%, 03/24/2052	2,954,000	2,230,433
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	35,890,000	36,634,717
3.13%, 09/15/2030(d)	21,525,000	23,064,038
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/2026	7,250,000	7,255,638
Zoetis, Inc.,
5.40%, 11/14/2025	21,016,000	21,072,571
4.70%, 02/01/2043	4,101,000	3,655,905
		122,123,429
Property & Casualty Insurance–0.14%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,205,000
Markel Group, Inc.,
5.00%, 03/30/2043	4,185,000	3,673,798
5.00%, 05/20/2049	5,140,000	4,361,712
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	5,591,823
		16,832,333
Rail Transportation–0.22%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	3,965,000	2,814,980
Norfolk Southern Corp.,
3.40%, 11/01/2049	4,879,000	3,320,960
5.35%, 08/01/2054(c)	5,099,000	4,767,977
Union Pacific Corp.,
3.20%, 05/20/2041	10,131,000	7,558,012
4.15%, 01/15/2045	4,410,000	3,506,743
3.84%, 03/20/2060	5,560,000	3,889,450
		25,858,122
Regional Banks–0.03%
Citizens Financial Group, Inc., 6.65%, 04/25/2035(c)(g)	3,122,000	3,311,593
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Reinsurance–0.07%
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	$2,423,000	$2,403,325
PartnerRe Finance B LLC, 3.70%, 07/02/2029	5,795,000	5,566,360
		7,969,685
Renewable Electricity–0.04%
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	4,684,542
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029(c)	7,440,000	7,177,871
Retail REITs–0.58%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	10,029,000	10,023,265
Federal Realty OP L.P., Conv., 3.25%, 01/15/2029(d)	38,802,000	38,685,594
Kimco Realty OP LLC, 3.20%, 04/01/2032(c)	12,105,000	10,829,339
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	7,472,861
4.65%, 03/15/2049	2,970,000	2,501,946
		69,513,005
Self-Storage REITs–0.07%
Extra Space Storage L.P.,
3.50%, 07/01/2026(c)	4,667,000	4,616,979
5.70%, 04/01/2028	3,806,000	3,913,348
		8,530,327
Semiconductor Materials & Equipment–0.52%
MKS, Inc., Conv., 1.25%, 06/01/2030	68,562,000	62,843,429
Semiconductors–0.89%
Broadcom, Inc., 3.47%, 04/15/2034(d)	6,975,000	6,128,817
Foundry JV Holdco LLC, 6.20%, 01/25/2037(d)	7,949,000	8,133,774
Marvell Technology, Inc., 2.45%, 04/15/2028	12,029,000	11,344,091
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(d)(f)	72,645,000	69,575,749
Micron Technology, Inc.,
4.66%, 02/15/2030(c)	7,270,000	7,175,444
5.65%, 11/01/2032(c)	2,881,000	2,928,485
3.37%, 11/01/2041(c)	1,778,000	1,265,700
		106,552,060
Specialized Finance–0.08%
State Street Bank and Trust Co., 4.59%, 11/25/2026(c)	10,020,000	10,068,241
Specialty Chemicals–0.12%
DuPont de Nemours, Inc., 4.49%, 11/15/2025	13,230,000	13,221,493
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,364,616
		14,586,109
Principal Amount		Value
Systems Software–0.19%
Microsoft Corp.,
3.13%, 11/03/2025(c)	$7,531,000	$7,492,972
3.50%, 02/12/2035(c)	4,259,000	3,927,136
Oracle Corp.,
3.60%, 04/01/2040	10,910,000	8,526,772
6.00%, 08/03/2055	3,559,000	3,452,908
		23,399,788
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	7,635,485
Technology Hardware, Storage & Peripherals–0.19%
Apple, Inc.,
3.35%, 02/09/2027(c)	3,495,000	3,455,745
4.20%, 05/12/2030	13,030,000	12,997,064
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	6,891,000	6,892,555
		23,345,364
Telecom Tower REITs–0.17%
American Tower Corp., 1.60%, 04/15/2026	8,541,000	8,315,483
Crown Castle, Inc.,
2.50%, 07/15/2031	14,073,000	12,087,195
4.75%, 05/15/2047	470,000	390,427
		20,793,105
Tobacco–0.16%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	12,420,896
Philip Morris International, Inc., 4.88%, 11/15/2043	8,162,000	7,300,209
		19,721,105
Transaction & Payment Processing Services–0.61%
Fidelity National Information Services, Inc., 1.15%, 03/01/2026	12,568,000	12,247,134
Global Payments, Inc., Conv., 1.50%, 03/01/2031	68,839,000	60,612,740
		72,859,874
Wireless Telecommunication Services–0.32%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	5,453,346
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	6,080,000	5,013,726
4.30%, 02/15/2048(c)	8,020,000	6,287,355
T-Mobile USA, Inc.,
2.70%, 03/15/2032(c)	10,676,000	9,281,518
3.40%, 10/15/2052	7,422,000	4,851,561
6.00%, 06/15/2054	3,234,000	3,219,256
5.88%, 11/15/2055	4,293,000	4,184,237
		38,290,999
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,872,085,991)		2,768,098,946
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

	Principal Amount	Value
U.S. Treasury Securities–8.96%
U.S. Treasury Bills–0.01%
4.10% - 4.12%, 05/14/2026(h)(i)	$1,356,000	$1,304,739
U.S. Treasury Bonds–0.64%
4.50%, 02/15/2036	5,525,000	5,595,789
5.00%, 05/15/2045	56,030,900	56,608,719
4.63%, 02/15/2055	15,958,200	15,225,120
		77,429,628
U.S. Treasury Notes–8.31%
3.75%, 04/30/2027	312,913,000	311,971,817
3.75%, 05/15/2028	142,929,000	142,510,262
3.88%, 04/30/2030	336,927,900	335,638,100
4.00%, 04/30/2032	188,703,000	186,874,940
4.25%, 05/15/2035	23,099,300	22,841,237
		999,836,356
Total U.S. Treasury Securities (Cost $1,082,964,531)		1,078,570,723
	Shares
Preferred Stocks–0.57%
Asset Management & Custody Banks–0.21%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	25,915,365
Oil & Gas Storage & Transportation–0.36%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	42,980,413
Total Preferred Stocks (Cost $60,254,606)		68,895,778
	Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.13%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.50%, 05/01/2029	$1	1
6.75%, 03/15/2031	7,000,000	7,945,165
5.50%, 02/01/2037	3	3
		7,945,169
Federal National Mortgage Association (FNMA)–0.06%
6.63%, 11/15/2030	6,315,000	7,100,777
7.00%, 07/01/2032	3,107	3,243
		7,104,020
Principal Amount		Value
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	$1,643	$1,666
7.50%, 12/20/2030	269	278
		1,944
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,458,237)		15,051,133

Municipal Obligations–0.04%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,598,000)	4,598,000	4,882,874
Shares
Money Market Funds–4.57%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(j)(k)	194,179,594	194,179,594
Invesco Treasury Portfolio, Institutional Class, 4.22%(j)(k)	355,571,799	355,571,799
Total Money Market Funds (Cost $549,751,391)		549,751,393
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $9,954,416,005)		11,993,726,199
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.66%
Invesco Private Government Fund, 4.29%(j)(k)(l)	88,869,179	88,869,179
Invesco Private Prime Fund, 4.45%(j)(k)(l)	231,292,821	231,339,079
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $320,208,348)		320,208,258
TOTAL INVESTMENTS IN SECURITIES–102.35% (Cost $10,274,624,353)		12,313,934,457
OTHER ASSETS LESS LIABILITIES—(2.35)%		(282,939,496)
NET ASSETS–100.00%		$12,030,994,961
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $629,721,511, which represented 5.23% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$196,520,873	$748,710,769	$(751,052,048)	$-	$-	$194,179,594	$7,204,298
Invesco Treasury Portfolio, Institutional Class	359,919,889	1,390,462,856	(1,394,810,948)	2	-	355,571,799	13,088,201
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	66,893,923	788,729,531	(766,754,275)	-	-	88,869,179	1,693,970*
Invesco Private Prime Fund	174,589,130	1,375,528,890	(1,318,753,296)	(6,311)	(19,334)	231,339,079	4,609,136*
Total	$797,923,815	$4,303,432,046	$(4,231,370,567)	$(6,309)	$(19,334)	$869,959,651	$26,595,605

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	68	September-2025	$(7,356,750)	$(26,666)	$(26,666)
U.S. Treasury 10 Year Notes	178	September-2025	(19,713,500)	(111,547)	(111,547)
U.S. Treasury Ultra Bonds	139	September-2025	(16,132,688)	(111,485)	(111,485)
Total Futures Contracts				$(249,698)	$(249,698)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/09/2025	State Street Bank & Trust Co.	EUR	79,245,585	USD	90,154,453	$143,189
06/09/2025	State Street Bank & Trust Co.	USD	3,991,187	CAD	5,516,852	30,200
06/09/2025	State Street Bank & Trust Co.	USD	8,689,787	EUR	7,725,681	85,444
06/09/2025	State Street Bank & Trust Co.	USD	1,624,326	GBP	1,219,957	19,426
Subtotal—Appreciation						278,259
Currency Risk
06/09/2025	Bank of New York Mellon (The)	CAD	69,435,758	USD	50,369,640	(244,013)
06/09/2025	Bank of New York Mellon (The)	GBP	56,571,104	USD	75,499,512	(723,565)
06/09/2025	State Street Bank & Trust Co.	CAD	5,616,127	USD	4,038,652	(55,100)
06/09/2025	State Street Bank & Trust Co.	EUR	8,278,122	USD	9,341,126	(61,596)
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/09/2025	State Street Bank & Trust Co.	GBP	2,556,099	USD	3,399,918	$(44,132)
06/09/2025	State Street Bank & Trust Co.	USD	1,859,724	EUR	1,631,827	(6,210)
06/09/2025	State Street Bank & Trust Co.	USD	1,635,481	GBP	1,208,337	(7,385)
Subtotal—Depreciation						(1,142,001)
Total Forward Foreign Currency Contracts						$(863,742)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,294,012,775	$214,462,577	$—	$7,508,475,352
U.S. Dollar Denominated Bonds & Notes	—	2,768,098,946	—	2,768,098,946
U.S. Treasury Securities	—	1,078,570,723	—	1,078,570,723
Preferred Stocks	42,980,413	25,915,365	—	68,895,778
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	15,051,133	—	15,051,133
Municipal Obligations	—	4,882,874	—	4,882,874
Money Market Funds	549,751,393	320,208,258	—	869,959,651
Total Investments in Securities	7,886,744,581	4,427,189,876	—	12,313,934,457
Other Investments - Assets*
Forward Foreign Currency Contracts	—	278,259	—	278,259
Other Investments - Liabilities*
Futures Contracts	(249,698)	—	—	(249,698)
Forward Foreign Currency Contracts	—	(1,142,001)	—	(1,142,001)
	(249,698)	(1,142,001)	—	(1,391,699)
Total Other Investments	(249,698)	(863,742)	—	(1,113,440)
Total Investments	$7,886,494,883	$4,426,326,134	$—	$12,312,821,017

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund